Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital is composed as follows:
	December 31, 2022		June 30, 2023 (unaudited)
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of no-par value	362,116,800	69,105,000	362,116,800	69,373,135

Schedule of Options and Changes	A summary of the status of options under the Plan as of June 30, 2023 and changes during the relevant period ended on that date is presented below:
	Six months ended June 30, 2023 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	8,237,794	$5.8	$2,588	7.24
Granted	3,185,111	$3.4
Exercised	(2,500)	$1.1
Forfeited and cancelled	(41,292)	$9.9

Outstanding at end of period	11,379,113	$5.1	$7,709	7.5

Exercisable options	5,838,956	$4.5	$4,934	5.9

Schedule of the Status of RSUs	A summary of the status of RSUs under the Plan as of June 30, 2023 and changes during the relevant period ended on that date is presented below:
Number of RSU

Outstanding at beginning of year	924,867
Granted	391,724
Forfeited and cancelled	(12,820)
Vested	(197,738)

Outstanding on June 30, 2023	1,106,033

Schedule of Total Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2022 and 2023, was comprised as follows:
	Six months ended June 30,
	2022	2023
	Unaudited

Research and development	$2,260	$2,536
Marketing expenses	60	202
General and administrative	1,125	1,046

Total share-based compensation expense	$3,445	$3,784